Exhibit 99.1

SLC Student Loan Trust 2010-01 Quarterly Servicing Report
Distribution Date	05/25/2012
Collection Period	02/01/2012 - 04/30/2012

I. Deal Parameters

A	Student Loan Portfolio Characteristics	01/31/2012	04/30/2012
	Principal Balance	$686,560,541.00	$672,861,931.67
	Interest to be Capitalized Balance	11,618,683.00	9,916,433.61

	Pool Balance	$698,179,224.00	$682,778,365.28
	Capitalized Interest Account Balance	$64,000,000.00	$64,000,000.00
	Specified Reserve Account Balance	1,745,448.06	1,706,945.91

	Adjusted Pool (1)	$763,924,672.06	$748,485,311.19
	Weighted Average Coupon (WAC)	5.49%	5.49%
	Weighted Average Remaining Term	187.28	186.95
	Number of Loans	85,353	82,454
	Number of Borrowers	38,651	37,194
	Aggregate Outstanding Principal Balance - Tbill	$27,265,326.55	$26,656,520.58
	Aggregate Outstanding Principal Balance - LIBOR	$670,913,897.45	$656,121,844.70
	Pool Factor	0.872049851	0.852813649
	Since Issued Constant Prepayment Rate	4.01%	3.95%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	02/27/2012	05/25/2012
	A	78444WAA7	$718,156,028.46	$700,031,123.18

C	Account Balances		02/27/2012	05/25/2012
	Reserve Account Balance		$1,745,448.06	$1,706,945.91
	Capitalized Interest Account Balance		$64,000,000.00	$64,000,000.00

D	Asset / Liability		02/27/2012	05/25/2012
	Adjusted Pool Balance		$763,924,672.06	$748,485,311.19
	Total Notes		$718,156,028.46	$700,031,123.18
	Difference		$45,768,643.60	$48,454,188.01
	Parity Ratio		1.06373	1.06922

Page 2 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012

II. Trust Activity 02/01/2012 through		04/30/2012

A	Student Loan Principal Receipts
	Borrower Principal	4,549,311.79
	Guarantor Principal	8,939,675.68
	Consolidation Activity Principal	6,922,427.39
	Seller Principal Reimbursement	386.53
	Servicer Principal Reimbursement	(189.80)
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$20,411,611.59

B	Student Loan Interest Receipts
	Borrower Interest	2,399,038.24
	Guarantor Interest	318,209.52
	Consolidation Activity Interest	85,475.71
	Special Allowance Payments	43,959.25
	Interest Subsidy Payments	1,177,418.13
	Seller Interest Reimbursement	8,009.48
	Servicer Interest Reimbursement	11,850.34
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	110,277.13
	Total Interest Receipts	$4,154,237.80

C	Reserves in Excess of Requirement	$38,502.15

D	Investment Income	$39,197.07

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	0.00

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$(249,749.50)
	Consolidation Loan Rebate Fees to Dept. of Education	$(1,120,179.03)
	Floor Income Rebate Fees to Dept. of Education	$(2,603,947.72)

M	AVAILABLE FUNDS	$20,669,672.36

N	Non-Cash Principal Activity During Collection Period	$(6,713,002.26)

O	Non-Reimbursable Losses During Collection Period	$241,740.56

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012

III. 2010-01	Portfolio Characteristics

	04/30/2012					01/31/2012
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	5.42%	4,061	$24,757,627.19	3.679%	5.40%	4,412	$26,760,627.01	3.898%
GRACE	4.88%	1,063	$5,346,975.20	0.795%	5.32%	1,424	$7,911,231.82	1.152%
DEFERMENT	5.25%	17,765	$128,162,206.60	19.047%	5.22%	18,226	$128,032,386.71	18.648%
REPAYMENT: CURRENT	5.20%	29,626	$268,692,476.51	39.933%	5.18%	29,684	$265,998,309.05	38.744%
31-60 DAYS DELINQUENT	5.80%	4,203	$31,921,042.72	4.744%	5.78%	3,437	$25,983,078.82	3.785%
61-90 DAYS DELINQUENT	5.96%	2,632	$18,095,579.19	2.689%	5.55%	2,287	$16,156,876.17	2.353%
91-120 DAYS DELINQUENT	6.02%	1,799	$11,675,724.53	1.735%	5.98%	2,275	$15,507,279.42	2.259%
> 120 DAYS DELINQUENT	5.91%	7,024	$36,622,823.72	5.443%	6.00%	8,888	$44,255,281.31	6.446%
FORBEARANCE	6.00%	10,961	$132,548,584.02	19.699%	6.03%	12,648	$145,908,003.69	21.252%
CLAIMS IN PROCESS	6.03%	3,305	$15,004,109.75	2.230%	5.90%	2,072	$10,047,467.00	1.463%
AGED CLAIMS REJECTED	4.25%	15	$34,782.24	0.005%	0.00%	0	$0.00	0.000%

TOTAL		82,454	$672,861,931.67	100.00%		85,353	$686,560,541.00	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012

IV. 2010-01 Portfolio Characteristics (cont’d)

	04/30/2012	01/31/2012
Pool Balance	$682,778,365.28	$698,179,224.00
Total # Loans	82,454	85,353
Total # Borrowers	37,194	38,651
Weighted Average Coupon	5.49%	5.49%
Weighted Average Remaining Term	186.95	187.28
Non-Reimbursable Losses	$241,740.56	$152,979.55
Cumulative Non-Reimbursable Losses	$1,832,336.36	$1,590,595.80
Since Issued Constant Prepayment Rate (CPR)	3.95%	4.01%
Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Interest Shortfall	$-	$-
Borrower Interest Accrued	$8,012,025.50	$8,286,159.51
Interest Subsidy Payments Accrued	$1,045,979.28	$1,105,869.91
Special Allowance Payments Accrued	$48,564.79	$48,755.22

Page 5 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012

V. 2010-01 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	4.79%	33,489	$109,768,535.56	16.314%
- GSL - Unsubsidized	5.32%	25,193	124,255,926.50	18.467%
- PLUS (2) Loans	8.23%	1,216	14,683,666.44	2.182%
- SLS (3) Loans	3.37%	768	5,609,348.31	0.834%
- Consolidation Loans	5.66%	21,788	418,544,454.86	62.204%

Total	5.49%	82,454	$672,861,931.67	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	5.14%	48,134	$218,073,622.86	32.410%
- Two Year	5.61%	10,740	30,959,580.14	4.601%
- Technical	6.09%	1,787	5,270,007.66	0.783%
- Other	5.66%	21,793	418,558,721.01	62.206%

Total	5.49%	82,454	$672,861,931.67	100.000%

* Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012

VI. 2010-01 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$20,669,672.36

A	Indenture trustee, administrator, indenture admin, owner trustee or eligible lender trustee fees	$25,000.00	$20,644,672.36

B	Primary Servicing Fee	$122,466.50	$20,522,205.86

C	Class A Noteholders’ Interest Distribution Amount	$2,397,300.58	$18,124,905.28

D	Class A Noteholders’ Principal Distribution Amount	$18,124,905.28	$-

E	Reserve Account Reinstatement	$-	$-

F	Additional Principal Distribution Amount	$-	$-

G	Carryover Servicing Fee	$-	$-

H	Unpaid Expenses of The Trustees + Irish Exchange	$-	$-

I	Excess Distribution Certificateholder	$-	$-

Page 7 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012

VII. 2010-01 Distributions
Distribution Amounts
A

Cusip/Isin	78444WAA7
Beginning Balance	$718,156,028.46
Index	LIBOR
Spread/Fixed Rate	0.88%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	02/27/2012
Accrual Period End	05/25/2012
Daycount Fraction	0.24444444
Interest Rate*	1.36560%
Accrued Interest Factor	0.003338133
Current Interest Due	$2,397,300.58
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$2,397,300.58
Interest Paid	$2,397,300.58
Interest Shortfall	$-
Principal Paid	$18,124,905.28
Ending Principal Balance	$700,031,123.18
Paydown Factor	0.021198720
Ending Balance Factor	0.818749852

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www1.salliemae.com/salliemae/investor/slmtrust/extracts/slcabrate.txt

Page 8 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012

VIII. 2010-01 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$718,156,028.46
	Adjusted Pool Balance	$748,485,311.19
	Overcollateralization Amount	$52,393,971.78
	Principal Distribution Amount	$22,064,689.05
	Principal Distribution Amount Paid	$18,124,905.28
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,745,448.06
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,745,448.06
	Required Reserve Acct Balance	$1,706,945.91
	Release to Collection Account	$38,502.15
	Ending Reserve Account Balance	$1,706,945.91
C	Capitalized Interest Account
	Beginning Period Balance	$64,000,000.00
	Transfers to Collection Account	$-
	Ending Balance	$64,000,000.00

Page 9 of 9	Trust 2010-01 Quarterly Servicing Report: Collection Period 02/01/2012 - 04/30/2012, Distribution Date 05/25/2012